Schedule I - Condensed Financial Information of the Parent Company - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) / income	$ 8,279	$ (2,489)	$ (9,590)
Adjustments to reconcile net income to net cash by operating activities
Prepaid expenses and other current assets	657	4,260	(423)
Accrued expenses and other current liabilities	(5,135)	(40,497)	4,276
Net cash (used in) / provided by operating activities	6,212	(48,163)	(20,715)
Cash flows from investing activities
Net cash (used in) / provided by investing activities	12	(2,256)	(1,078)
Cash flows from financing activities
Issuance of ordinary shares from treasury shares			45
Net cash used in financing activities	(724)	(586)	(2,295)
Net increase /(decrease) in cash and cash equivalents	5,500	(51,005)	(24,088)
Cash, cash equivalents and restricted cash at beginning of year	19,745	71,704	94,568
Cash, cash equivalents and restricted cash at end of year	25,948	19,745	71,704
LightInTheBox Holding Co., Ltd. | Parent
Cash flows from operating activities
Net (loss) / income	8,279	(2,489)	(9,590)
Adjustments to reconcile net income to net cash by operating activities
Share of (loss) / income from subsidiaries	(9,467)	1,505	8,368
Prepaid expenses and other current assets	0	156	30
Accrued expenses and other current liabilities	144	(509)	(72)
Net cash (used in) / provided by operating activities	(1,044)	(1,337)	(1,264)
Cash flows from investing activities
Changes in amounts due from subsidiaries	1,750	1,925	4,205
Capital injection to a subsidiary	0	(50)	0
Net cash (used in) / provided by investing activities	1,750	1,875	4,205
Cash flows from financing activities
Issuance of ordinary shares from treasury shares	0	0	45
Repurchase of ordinary shares	(724)	(1,237)	(2,296)
Net cash used in financing activities	(724)	(1,237)	(2,251)
Net increase /(decrease) in cash and cash equivalents	(18)	(699)	690
Cash, cash equivalents and restricted cash at beginning of year	73	772	82
Cash, cash equivalents and restricted cash at end of year	$ 55	$ 73	$ 772